UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number     811-09205
                                                 -----------------

                      Advantage Advisers Xanthus Fund, LLC
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
              -----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                       [ADVANTAGE ADVISERS LOGO]









                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.


                              FINANCIAL STATEMENTS

                     FOR THE SIX-MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)




                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital .......................  1

Schedule of Portfolio Investments ...........................................  2

Schedule of Securities Sold, Not Yet Purchased ..............................  7

Statement of Operations ..................................................... 11

Statements of Changes in Members' Capital ................................... 12

Notes to Financial Statements ............................................... 13

Supplemental Information .................................................... 22

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
-------------------------------------------------------------------------------

                                                                                        JUNE 30, 2005
                                                                                         (UNAUDITED)

ASSETS
Investments in securities, at market value (cost - $432,614,896)                         $437,011,809
Receivable for investment securities sold                                                 131,618,885
Due from broker                                                                            52,251,232
Dividends receivable                                                                          513,965
Interest receivable                                                                           321,190
Other assets                                                                                   79,553
                                                                                         ------------
    TOTAL ASSETS                                                                          621,796,634
                                                                                         ------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $160,203,424)             160,957,531
Withdrawals payable                                                                        64,069,981
Payable for investment securities purchased                                                59,625,004
Administration fees payable                                                                   331,610
Accounting and investor services fees payable                                                 154,956
Dividends payable on securities sold, not yet purchased                                       103,770
Accrued expenses                                                                              394,917
                                                                                         ------------
    TOTAL LIABILITIES                                                                     285,637,769
                                                                                         ------------

      NET ASSETS                                                                         $336,158,865
                                                                                         ============



MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                $334,786,030
Accumulated net investment loss                                                            (2,031,650)
Accumulated net realized loss on investments                                                 (238,321)
Net unrealized appreciation on investments                                                  3,642,806
                                                                                         ------------

    MEMBERS' CAPITAL - NET ASSETS                                                        $336,158,865
                                                                                         ============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          JUNE 30, 2005
SHARES                                                                                    MARKET VALUE
               COMMON STOCK - 129.90%
                  APPLICATIONS SOFTWARE - 3.27%
  443,100            Microsoft Corp.                                            (a)       $  11,006,604
                                                                                          -------------
                  CASINO HOTELS - 2.64%
  224,610            MGM Mirage*                                                (a)           8,890,064
                                                                                          -------------
                  COMMUNICATIONS SOFTWARE - 0.41%
  150,150            KongZhong Corp. - Sponsored ADR*                                         1,373,873
                                                                                          -------------
                  COMPUTERS - 0.65%
   29,600            Research In Motion, Ltd.*                                                2,184,184
                                                                                          -------------
                  COMPUTERS - MEMORY DEVICES - 6.80%
  140,948            Hutchinson Technology, Inc.*                                             5,427,907
   24,970            Komag, Inc.*                                                               708,399
  301,830            SanDisk Corp.*                                             (a)           7,162,426
  544,851            Seagate Technology*                                        (a)           9,562,135
                                                                                          -------------
                                                                                             22,860,867
                                                                                          -------------
                  COMPUTERS - PERIPHERAL EQUIPMENT - 0.11%
   43,920            TransAct Technologies, Inc.*                                               372,002
                                                                                          -------------
                  CONSULTING SERVICES - 1.49%
  221,490            Accenture Ltd., Class A*                                                 5,021,178
                                                                                          -------------
                  CONTAINERS - METAL / GLASS - 3.42%
  459,430            Owens-Illinois, Inc.*                                      (a)          11,508,722
                                                                                          -------------
                  DIVERSIFIED MANUFACTURING OPERATIONS - 1.46%
   50,380            ITT Industries, Inc.                                                     4,918,599
                                                                                          -------------
                  E-COMMERCE / SERVICES - 3.28%
  216,920            Ctrip.com International, Ltd. - Sponsored ADR              (a)          11,036,890
                                                                                          -------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.79%
  281,890            Celestica, Inc.*                                                         3,768,869
  151,140            Jabil Circuit, Inc.*                                                     4,644,532
  251,920            Solectron Corp.*                                                           954,777
                                                                                          -------------
                                                                                              9,368,178
                                                                                          -------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 19.86%
  253,530            Altera Corp.*                                                            5,019,894
2,206,770            ARM Holdings, PLC - Sponsored ADR                                       13,549,568


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                          JUNE 30, 2005
SHARES                                                                                    MARKET VALUE
               COMMON STOCK (CONTINUED)
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS (CONTINUED)
  415,387            Broadcom Corp., Class A*                                   (a)       $  14,758,700
  237,450            Intel Corp.                                                              6,178,449
  345,334            Monolithic Power Systems, Inc.*                                          3,066,566
  416,060            National Semiconductor Corp.                               (a)           9,165,802
   80,320            PortalPlayer, Inc.*                                                      1,672,262
  474,950            Texas Instruments, Inc.                                    (a)          13,331,847
                                                                                          -------------
                                                                                             66,743,088
                                                                                          -------------
                  ELECTRONIC DESIGN AUTOMATION - 0.47%
  189,980            Magma Design Automation, Inc.*                                           1,588,233
                                                                                          -------------
                  ENTERPRISE SOFTWARE / SERVICES - 3.53%
  899,910            Oracle Corp.*                                              (a)          11,878,812
                                                                                          -------------
                  ENTERTAINMENT SOFTWARE - 10.49%
  610,823            Activision, Inc.*                                          (a)          10,090,796
  554,955            Take-Two Interactive Software, Inc.*                       (a)          14,123,605
  377,705            THQ, Inc.*                                                 (a)          11,055,425
                                                                                          -------------
                                                                                             35,269,826
                                                                                          -------------
                  HEALTH CARE COST CONTAINMENT - 2.19%
  164,060            McKesson Corp.                                             (a)           7,348,247
                                                                                          -------------
                  HUMAN RESOURCES - 1.04%
  149,730            Resources Connection, Inc.*                                              3,478,228
                                                                                          -------------
                  INDEPENDENT POWER PRODUCER - 1.01%
   90,070            NRG Energy, Inc.*                                                        3,386,632
                                                                                          -------------
                  INDUSTRIAL AUDIO & VIDEO PRODUCTION - 3.34%
  508,204            Dolby Laboratories, Inc., Class A*                         (a)          11,210,980
                                                                                          -------------
                  MEDICAL - DRUGS - 0.57%
  138,174            Angiotech Pharmaceuticals, Inc.*                                         1,912,328
                                                                                          -------------
                  MEDICAL - GENERIC DRUGS - 1.43%
  249,550            Mylan Laboratories, Inc.                                   (a)           4,801,342
                                                                                          -------------
                  MEDICAL - HMO - 2.45%
  118,080            WellPoint, Inc.*                                           (a)           8,223,091
                                                                                          -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                          JUNE 30, 2005
SHARES                                                                                    MARKET VALUE
               COMMON STOCK (CONTINUED)
                  MEDICAL - LABS & TESTING SERVICE - 2.85%
  180,090            Quest Diagnostics, Inc.                                    (a)       $   9,593,394
                                                                                          -------------
                  MEDICAL - NURSING HOMES - 1.53%
  129,790            Manor Care, Inc.                                                         5,156,557
                                                                                          -------------
                  MEDICAL - OUTPATIENT / HOME MEDICAL - 1.23%
  119,760            Apria Healthcare Group, Inc.*                                            4,148,486
                                                                                          -------------
                  MOTION PICTURES & SERVICES - 0.63%
   81,372            DreamWorks Animation SKG, Inc., Class A*                                 2,131,946
                                                                                          -------------
                  NETWORKING PRODUCTS - 3.77%
  499,120            Cisco Systems, Inc.*                                       (a)           9,523,210
  124,790            Juniper Networks, Inc.*                                                  3,142,212
                                                                                          -------------
                                                                                             12,665,422
                                                                                          -------------
                  PHARMACY SERVICES - 1.20%
   75,570            Medco Health Solutions, Inc.*                                            4,032,415
                                                                                          -------------
                  RACETRACKS - 0.89%
   53,450            International Speedway Corp., Class A                                    3,006,028
                                                                                          -------------
                  RETAIL - AUTO PARTS - 0.71%
   25,750            AutoZone, Inc.*                                            (a)           2,380,845
                                                                                          -------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 8.18%
  435,820            Marvell Technology Group, Ltd.*                            (a)          16,548,086
1,201,871            Taiwan Semiconductor Manufacturing Co., Ltd. -
                       Sponsored ADR                                            (a)          10,961,059
                                                                                          -------------
                                                                                             27,509,145
                                                                                          -------------
                  SEMICONDUCTOR EQUIPMENT - 8.88%
  170,640            ASML Holdings N.V. - NY Registered Shares*                               2,672,222
  315,332            FormFactor, Inc.*                                          (a)           8,331,072
   67,069            KLA-Tencor Corp.                                                         2,929,574
  475,954            Tessera Technologies, Inc.*                                (a)          15,901,623
                                                                                          -------------
                                                                                             29,834,491
                                                                                          -------------
                  TELECOMMUNICATIONS EQUIPMENT - 0.85%
  120,380            Comverse Technology, Inc.*                                               2,844,579
                                                                                          -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                          JUNE 30, 2005
SHARES                                                                                    MARKET VALUE
               COMMON STOCK (CONTINUED)
                  TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 2.77%
  559,330            Corning, Inc.*                                             (a)       $   9,296,065
                                                                                          -------------
                  TRANSPORTATION - TRUCKING - 2.23%
  147,700            Yellow Roadway Corp.*                                      (a)           7,503,160
                                                                                          -------------
                  WEB PORTALS / ISP - 10.09%
   49,936            Google, Inc., Class A*                                     (a)          14,688,675
  107,524            Netease.com, Inc. - Sponsored ADR*                                       6,140,696
  237,700            Sina Corp.*                                                              6,631,830
  294,310            Sohu.com, Inc.*                                            (a)           6,457,161
                                                                                          -------------
                                                                                             33,918,362
                                                                                          -------------
                  WIRELESS EQUIPMENT - 11.39%
  782,720            Motorola, Inc.                                             (a)          14,292,467
  821,400            Nokia Oyj - Sponsored ADR                                  (a)          13,668,096
  399,280            Powerwave Technologies, Inc.*                                            4,080,642
  189,070            QUALCOMM, Inc.                                             (a)           6,241,201
                                                                                          -------------
                                                                                             38,282,406
                                                                                          -------------
                  TOTAL COMMON STOCK (COST $432,409,964)                                  $ 436,685,269
                                                                                          -------------
CONTRACTS
               PURCHASED OPTIONS - 0.10%
                  CALL OPTIONS - 0.10%
                  MEDICAL - HOSPITALS - 0.10%
    2,252            Tenet Healthcare Corp., 08/20/05, $11.00                             $     326,540
                                                                                          -------------
                  TOTAL CALL OPTIONS (COST $204,932)                                            326,540
                                                                                          -------------
                  TOTAL PURCHASED OPTIONS (COST $204,932)                                 $     326,540
                                                                                          -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST $432,614,896) - 130.00%           $ 437,011,809
                                                                                          -------------
                  OTHER ASSETS, LESS LIABILITIES - (30.00%)                                (100,852,944)
                                                                                          -------------
                  NET ASSETS - 100.00%                                                    $ 336,158,865
                                                                                          =============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.

ADR  American Depository Receipt


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                              JUNE 30, 2005
                                              PERCENTAGE OF
INVESTMENT IN SECURITIES - BY INDUSTRY        NET ASSETS (%)
--------------------------------------        --------------
   Applications Software                            3.27
   Casino Hotels                                    2.64
   Communications Software                          0.41
   Computers                                        0.65
   Computers - Memory Devices                       6.80
   Computers - Peripheral Equipment                 0.11
   Consulting Services                              1.49
   Containers - Metal / Glass                       3.42
   Diversified Manufacturing Operations             1.46
   E-Commerce / Services                            3.28
   Electronic Components - Miscellaneous            2.79
   Electronic Components - Semiconductors          19.86
   Electronic Design Automation                     0.47
   Enterprise Software / Services                   3.53
   Entertainment Software                          10.49
   Health Care Cost Containment                     2.19
   Human Resources                                  1.04
   Independent Power Producer                       1.01
   Industrial Audio & Video Production              3.34
   Medical - Drugs                                  0.57



                                               JUNE 30, 2005
                                               PERCENTAGE OF
INVESTMENT IN SECURITIES - BY INDUSTRY         NET ASSETS (%)
--------------------------------------         --------------
   Medical - Generic Drugs                           1.43
   Medical - HMO                                     2.45
   Medical - Hospitals                               0.10
   Medical - Labs & Testing Service                  2.85
   Medical - Nursing Homes                           1.53
   Medical - Outpatient / Home Medical               1.23
   Motion Pictures & Services                        0.63
   Networking Products                               3.77
   Pharmacy Services                                 1.20
   Racetracks                                        0.89
   Retail - Auto Parts                               0.71
   Semiconductor Components - Integrated Circuits    8.18
   Semiconductor Equipment                           8.88
   Telecommunications Equipment                      0.85
   Semiconductor Equipment                           2.77
   Transportation - Trucking                         2.23
   Telecommunication Equipment Fiber Optics         10.09
   Web Portals / ISP                                11.39
                                                   ------
   TOTAL INVESTMENT IN SECURITIES                  130.00
                                                   ======


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            JUNE 30, 2005
SHARES                                                                                      MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED - (47.88%)
                  AIRLINES - (0.82%)
  196,920            Southwest Airlines Co.                                                 $  (2,743,096)
                                                                                            -------------
                  APPLICATIONS SOFTWARE - (1.18%)
   36,100            Citrix Systems, Inc.                                                        (781,926)
   70,300            Intuit, Inc.                                                              (3,171,233)
                                                                                            -------------
                                                                                               (3,953,159)
                                                                                            -------------
                  AUDIO / VIDEO PRODUCTS - (0.37%)
   36,100            SONY CORP. - Sponsored ADR                                                (1,243,284)
                                                                                            -------------
                  AUTO / TRUCK PARTS & EQUIPMENT - ORIGINAL - (0.60%)
   55,350            Lear Corp.                                                                (2,013,633)
                                                                                            -------------
                  CABLE TELEVISION - (2.36%)
  356,350            DIRECTV Group, Inc.                                                       (5,523,425)
   79,850            EchoStar Communications Corp., Class A                                    (2,408,276)
                                                                                            -------------
                                                                                               (7,931,701)
                                                                                            -------------
                  CAPACITORS - (0.24%)
  126,690            KEMET Corp.                                                                 (798,147)
                                                                                            -------------
                  COMMERCIAL SERVICES - FINANCE - (1.07%)
   61,490            H&R Block, Inc.                                                           (3,587,941)
                                                                                            -------------
                  COMMUNICATIONS SOFTWARE - (0.45%)
   81,610            Inter-Tel, Inc.                                                           (1,518,762)
                                                                                            -------------
                  COMPUTERS - INTEGRATED SYSTEMS - (0.32%)
   50,260            National Instruments Corp.                                                (1,065,512)
                                                                                            -------------
                  COMPUTERS - MEMORY DEVICES - (2.81%)
  149,730            Network Appliance, Inc.                                                   (4,232,867)
  387,920            Western Digital Corp.                                                     (5,205,886)
                                                                                            -------------
                                                                                               (9,438,753)
                                                                                            -------------
                  COMPUTERS - PERIPHERAL EQUIPMENT - (2.08%)
  107,640            Lexmark International, Inc., Class A                                      (6,978,301)
                                                                                            -------------
                  DATA PROCESSING / MANAGEMENT - (1.90%)
  158,810            First Data Corp.                                                          (6,374,633)
                                                                                            -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                            JUNE 30, 2005
SHARES                                                                                      MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                  E-SERVICES / CONSULTING - (1.12%)
   78,170            Websense, Inc.                                                         $  (3,756,068)
                                                                                            -------------
                  ELECTRIC PRODUCTS - MISCELLANEOUS - (1.16%)
  150,370            Molex, Inc.                                                               (3,915,635)
                                                                                            -------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.72%)
  136,170            AVX Corp.                                                                 (1,650,380)
  164,750            Koninklijke (Royal) Philips Electronics N.V. - NY Shares                  (4,150,053)
                                                                                            -------------
                                                                                               (5,800,433)
                                                                                            -------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - (5.21%)
  269,220            Fairchild Semiconductor International, Inc.                               (3,970,995)
   94,920            International Rectifier Corp.                                             (4,529,583)
  104,940            Semtech Corp.                                                             (1,747,251)
   49,240            Silicon Laboratories, Inc.                                                (1,290,580)
  375,850            STMicroelectronics N.V. - NY Shares                                       (5,991,049)
                                                                                            -------------
                                                                                              (17,529,458)
                                                                                            -------------
                  ELECTRONIC CONNECTORS - (0.59%)
   49,510            Amphenol Corp., Class A                                                   (1,988,817)
                                                                                            -------------
                  ENTERPRISE SOFTWARE / SERVICES - (3.28%)
  110,260            Computer Associates International, Inc.                                   (3,029,945)
  185,060            SAP AG - Sponsored ADR                                                    (8,013,098)
                                                                                            -------------
                                                                                              (11,043,043)
                                                                                            -------------
                  ENTERTAINMENT SOFTWARE - (1.48%)
   87,970            Electronic Arts, Inc.                                                     (4,979,982)
                                                                                            -------------
                  FOOD - WHOLESALE / DISTRIBUTION - (0.94%)
   87,350            Sysco Corp.                                                               (3,161,197)
                                                                                            -------------
                  HOME FURNISHINGS - (0.70%)
   70,700            Ethan Allen Interiors, Inc.                                               (2,369,157)
                                                                                            -------------
                  INTERNET INFRASTRUCTURE SOFTWARE - (0.55%)
   39,390            F5 Networks, Inc.                                                         (1,861,965)
                                                                                            -------------
                  LEISURE & RECREATIONAL PRODUCTS - (0.13%)
   13,190            WMS Industries, Inc.                                                        (445,163)
                                                                                            -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                            JUNE 30, 2005
SHARES                                                                                      MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                  MEDICAL - DRUGS - (1.06%)
   63,770            Eli Lilly & Co.                                                        $  (3,552,627)
                                                                                            -------------
                  MEDICAL - HOSPITALS - (1.40%)
   92,250            Health Management Associates, Inc., Class A                               (2,415,105)
  188,060            Tenet Healthcare Corp.                                     (b)            (2,301,854)
                                                                                            -------------
                                                                                               (4,716,959)
                                                                                            -------------
                  MEDICAL INSTRUMENTS - (0.59%)
   49,238            Ventana Medical Systems, Inc.                                             (1,980,845)
                                                                                            -------------
                  MULTIMEDIA - (1.06%)
   73,050            E.W. Scripps Co., Class A                                                 (3,564,840)
                                                                                            -------------
                  PUBLISHING - NEWSPAPERS - (1.64%)
   43,200            Dow Jones & Co., Inc.                                                     (1,531,440)
  113,310            Tribune Co.                                                               (3,986,246)
                                                                                            -------------
                                                                                               (5,517,686)
                                                                                            -------------
                  PUBLISHING - PERIODICALS - (0.22%)
   30,240            Dex Media, Inc.                                                             (738,158)
                                                                                            -------------
                  REGISTERED INVESTMENT COMPANY - (4.38%)
  399,920            Nasdaq-100 Index Tracking Stock                                          (14,709,058)
                                                                                            -------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (2.00%)
   59,240            Integrated Circuit Systems, Inc.                                          (1,222,713)
  180,780            Power Integrations, Inc.                                                  (3,899,425)
  155,640            Semiconductor Manufacturing International Corp. -
                       Sponsored ADR                                                           (1,603,092)
                                                                                            -------------
                                                                                               (6,725,230)
                                                                                            -------------
                  TELEPHONE - INTEGRATED - (3.39%)
  168,590            BellSouth Corp.                                                           (4,479,436)
  234,850            SBC Communications, Inc.                                                  (5,577,687)
   32,660            Telephone and Data Systems, Inc.                                          (1,332,855)
                                                                                            -------------
                                                                                              (11,389,978)
                                                                                            -------------
                  TRAVEL SERVICES - (0.49%)
   83,120            Sabre Holdings Corp., Class A                                             (1,658,244)
                                                                                            -------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                            JUNE 30, 2005
SHARES                                                                                      MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                  WEB PORTALS / ISP - (0.57%)
  220,100            EarthLink, Inc.                                                        $  (1,906,066)
                                                                                            -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED
                  (PROCEEDS $160,203,424)                                                   $(160,957,531)
                                                                                            =============

      (b) Security held in connection with an open put or call option contract.


                                                    JUNE 30, 2005
                                                    PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY    NET ASSETS (%)
------------------------------------------------    --------------
   Airlines                                             (0.82)
   Applications Software                                (1.18)
   Audio / Video Products                               (0.37)
   Automobile / Truck Parts & Equipment -
     Original                                           (0.60)
   Cable Television                                     (2.36)
   Capacitors                                           (0.24)
   Commercial Services - Finance                        (1.07)
   Communications Software                              (0.45)
   Computers - Integrated Systems                       (0.32)
   Computers - Memory Devices                           (2.81)
   Computers - Peripheral Equipment                     (2.08)
   Data Processing / Management                         (1.90)
   E-Services / Consulting                              (1.12)
   Electric Products - Miscellaneous                    (1.16)
   Electronic Components - Miscellaneous                (1.72)
   Electronic Components - Semiconductors               (5.21)
   Electronic Connectors                                (0.59)
   Enterprise Software / Services                       (3.28)


                                                    JUNE 30, 2005
                                                    PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY    NET ASSETS (%)
------------------------------------------------    --------------
   Entertainment Software                               (1.48)
   Food - Wholesale / Distribution                      (0.94)
   Internet Infrastructure Software                     (0.70)
   Home Furnishings                                     (0.55)
   Leisure & Recreational Products                      (0.13)
   Medical - Drugs                                      (1.06)
   Medical - Hospitals                                  (1.40)
   Medical Instruments                                  (0.59)
   Multimedia                                           (1.06)
   Publishing - Newspapers                              (1.64)
   Publishing - Periodicals                             (0.22)
   Registered Investment Company                        (4.38)
   Semiconductor Components -
     Integrated Circuits                                (2.00)
   Telephone - Integrated                               (3.39)
   Travel Services                                      (0.49)
   Web Portals / ISP                                    (0.57)
                                                       ------
   TOTAL SECURITIES SOLD, NOT YET PURCHASED            (47.88)
                                                       ======


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2005
                                                                                 (UNAUDITED)
INVESTMENT INCOME
    Interest                                                                    $  1,485,161
    Dividends                                                                        927,674
    Other income                                                                      15,845
                                                                                ------------
                                                                                   2,428,680
                                                                                ------------

EXPENSES
    Administration fees                                                            1,923,225
    Dividends on securities sold, not yet purchased                                  971,862
    Prime broker fees                                                                917,663
    Accounting and investor services fees                                            207,547
    Audit and tax fees                                                               112,790
    Insurance expense                                                                100,249
    Legal fees                                                                        69,021
    Custodian fees                                                                    57,125
    Printing expense                                                                  40,393
    Board of Managers' fees and expenses                                              20,533
    Miscellaneous                                                                     39,922
                                                                                ------------
        TOTAL EXPENSES                                                             4,460,330
                                                                                ------------

        NET INVESTMENT LOSS                                                       (2,031,650)
                                                                                ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  REALIZED GAIN (LOSS) ON INVESTMENTS:
    Investment securities                                                         (6,059,027)
    Securities sold, not yet purchased                                             5,820,706
                                                                                ------------
      NET REALIZED LOSS ON INVESTMENTS                                              (238,321)

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                              (3,147,959)
                                                                                ------------

    NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                               (3,386,280)
                                                                                ------------

    NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES         $ (5,417,930)
                                                                                ============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SPECIAL
                                                            ADVISORY
                                                             MEMBER             MEMBERS             TOTAL
                                                          -------------      -------------      -------------
MEMBERS' CAPITAL, DECEMBER 31, 2003                       $          --      $ 502,520,697      $ 502,520,697
                                                          -------------      -------------      -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                               --         (6,303,566)        (6,303,566)
   Net realized loss on investments                                  --        (15,588,707)       (15,588,707)
   Net change in unrealized depreciation on
     investments                                                     --        (16,332,352)       (16,332,352)
   Incentive allocation                                           1,074             (1,074)                --
                                                          -------------      -------------      -------------
   INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                           1,074        (38,225,699)       (38,224,625)
                                                          -------------      -------------      -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                             --         59,181,520         59,181,520
   Capital withdrawals                                           (1,074)      (133,715,420)      (133,716,494)
                                                          -------------      -------------      -------------
   DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                           (1,074)       (74,533,900)       (74,534,974)
                                                          -------------      -------------      -------------

MEMBERS' CAPITAL, DECEMBER 31, 2004                       $          --      $ 389,761,098      $ 389,761,098
                                                          -------------      -------------      -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                    $          --      $  (2,031,650)     $  (2,031,650)
   Net realized loss on investments                                  --           (238,321)          (238,321)
   Net change in unrealized depreciation on
     investments                                                     --         (3,147,959)        (3,147,959)
   Incentive allocation                                           2,362             (2,362)                --
                                                          -------------      -------------      -------------
   INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                           2,362         (5,420,292)        (5,417,930)
                                                          -------------      -------------      -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                             --         15,885,678         15,885,678
   Capital withdrawals                                           (2,362)       (64,067,619)       (64,069,981)
                                                          -------------      -------------      -------------
   DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                           (2,362)       (48,181,941)       (48,184,303)
                                                          -------------      -------------      -------------

MEMBERS' CAPITAL, JUNE 30, 2005                           $          --      $ 336,158,865      $ 336,158,865
                                                          =============      =============      =============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement  dated  June  5,  2003.  OAM is the  managing  member  of the
         Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. From January 1, 2004 to December 31, 2004, new Members were not accepted into the Company, although existing Members as of December 31, 2003 were allowed to make additional contributions. At a meeting held on November 1, 2004, the Board of Managers approved the acceptance of initial contributions by the Company from new members on or after January 1, 2005. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.   REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         b.   PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

              (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

              (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii) Securities traded on NASDAQ shall be valued:

              (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

              (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   PORTFOLIO VALUATION (CONTINUED)

              (3) if no sale is shown on NASDAQ, at the bid price; or

              (4) if no sale is shown and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         C.   CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($6,303,566) and ($15,588,707) from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2004. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized loss on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2005, Oppenheimer earned $105,662 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $352,839 as brokerage commissions from portfolio transactions executed on behalf of the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2005, an Incentive Allocation of $2,362 was credited to the Special Advisory Member's capital account.

         Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2005, such sales commissions earned by Oppenheimer amounted to $2,000.

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2005, amounted to $781,075,517 and $793,013,915, respectively.

         At  December  31,  2004,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $458,276,845, and $120,297,270, respectively.

         For Federal income tax purposes, at December 31, 2004, accumulated net unrealized depreciation on investments was $2,166,571, consisting of $22,746,492 gross unrealized appreciation and $24,913,063 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of unsettled trades, and excess cash, held at the prime broker as of June 30, 2005.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2005, the Company had no outstanding margin borrowings.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. As of and for the six months ended June 30, 2005, there were no transactions in written options.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                    SIX MONTHS
                                       ENDED          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                     JUNE 30,        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                       2005              2004            2003           2002            2001           2000
                                   ------------      ------------    ------------   ------------    ------------   ------------
Net assets, end of period
  (000s)                             $336,159          $389,761        $502,521       $338,197        $395,087       $351,103
Ratio of net investment
  income (loss) to average
  net assets**                          (1.09)%***        (1.35%)         (1.31%)        (0.72%)          0.80%         (0.11%)
Ratio of expenses to
  average net assets**                   2.39%***          2.13%           1.88%          1.80%           1.99%          2.50%
Ratio of incentive
  allocation to average
  net assets                                0%+               0%+          5.29%             0%+          0.07%          0.04%
Portfolio turnover                        171%              323%            398%           763%            688%           325%
Total return - gross*                   (1.42%)           (6.58%)         41.66%         (5.44%)         (0.15%)        (0.56%)
Total return - net*                     (1.42%)           (6.58%)         33.33%         (5.44%)         (0.15%)        (0.56%)
Average debt ratio                        N/A              0.77%           0.70%           N/A             N/A           5.34%

      * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent. Total return for periods of less than one year has not been annualized.

      ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

      *** Annualized.

      N/A Not applicable

      +   Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      9. SUBSEQUENT EVENTS

         Subsequent to June 30, 2005, the Company received additional capital contributions from Members of $1,469,600.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through June 30, 2005 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.   PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.  APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on April 22, 2005, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser. The process culminating in the annual approval included: a number of in-person and telephonic meetings among Board members, management and counsel; the formation and operation of a contract review committee consisting of members of the Company's Board and the boards of other registered and unregistered domestic and foreign funds advised by Oppenheimer affiliates; joint, coordinated information requests by committee members and counsel focused on areas of common interest and concern; meetings with senior management of Oppenheimer in which they expressed the firm's commitment of financial and other resources to the investment advisory business generally and to the registered funds platform, which includes the Company, including a commitment that any operating losses incurred in connection with Oppenheimer's advisory business would not adversely affect the quality of the services provided to the Company; and consideration of the Company's advisory arrangements in the context of the Adviser and its affiliates' overall business.

In approving the renewal of the advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

realized as the Company grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and compensation of personnel providing services to the Company, employee structure and compensation. In addition, Independent Managers met with senior management of Oppenheimer to discuss these and other matters relevant to their deliberations. The Board also reviewed a written business plan requested from management and also reviewed management's budget plans for the coming year with respect to resource allocations. The Board also considered the extent, if any, to which lower advisory fee revenues might adversely affect services provided to the Company. The Board considered the implications to the Company of the third-party hedge fund platform developed by Oppenheimer and its potential effect on the distribution of and marketing services for the Company, and reviewed current marketing efforts for the Company.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. Although the performance of the Company varied from quarter to quarter, and the Company did not always outperform such funds and indices, the consensus of the Board was that, since the acquisition of the CIBC asset management business by Oppenheimer and over the long term, the performance of the Company has been satisfactory, although volatile. The Board also concluded that management is making appropriate efforts toward the goal of improving the Company's investment performance.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, if any, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board reviewed the methodology used to estimate these costs, as set

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company. Although the Board noted that the Adviser and Oppenheimer generally were not currently realizing a profit from their relationships with the Company, the Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

In connection with the Board's assessment of the profitability of the Adviser and its affiliates, the Board considered that a portion of the brokerage commissions paid by the Company are used to obtain research-related services that may benefit the Adviser. The Board also recognized that the Adviser and Oppenheimer support the distribution of interests in the Company by making direct payments from their own resources to financial advisors of Oppenheimer in connection with investor-related services.

Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because there have been net outflows of capital from the Company.

Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
Managers:

 1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

 2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and its affiliates from their relationships with the Company;

 3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser and other investment advisers to similar investment vehicles receiving similar services, and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company have exceeded, and may continue to exceed, the fees payable by the Company;

 4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

 5. the approval of the renewal of the Company's investment advisory agreement for an additional annual period is in the best interests of the Company and its members.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Advantage Advisers Xanthus Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date           August 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature  and Title)*    /s/ Bryan McKigney
                          ------------------------------------------------------
                              Bryan McKigney, Principal Executive Officer and
                              Principal Financial Officer
                              (principal executive officer and principal
                              financial officer)

Date           August 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.